Segment reporting (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($) segment	Jul. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment			1
Revenues	$ (1,966,439)	$ 1,709,123	$ 10,524,754	$ 2,983,747
Non-current assets	146,775,402		146,775,402		$ 53,399,223
Canada
Disclosure of geographical areas [line items]
Revenues			3,764,697	2,042,730
Non-current assets	18,681,071		18,681,071		15,476,877
United States
Disclosure of geographical areas [line items]
Revenues			6,760,057	$ 941,017
Non-current assets	$ 128,094,331		$ 128,094,331		$ 37,922,346